Condensed parent company financial information - Condensed Parent Company statement of financial position (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Investments in subsidiary undertakings	$ 55	$ 51
Derivative financial instruments	108
Deferred tax assets	146	122
Total non-current assets	3,296	2,879
Current tax receivable	27	22
Total current assets	2,049	1,869
Total assets	5,345	4,748
LIABILITIES
Loans and other borrowings	(478)	(398)
Tax payable	(6)	0
Total current liabilities	(2,100)	(1,928)
Loans and other borrowings	(3,723)	(2,876)
Tax payable	(52)	(52)
Derivative financial instruments	(12)	(78)
Total non-current liabilities	(5,981)	(5,128)
Total liabilities	(8,081)	(7,056)
Net liabilities	(2,736)	(2,308)
EQUITY
Total equity	(2,736)	(2,308)	$ (1,946)	$ (1,608)
Parent Company
ASSETS
Investments in subsidiary undertakings	4,433	4,077
Derivative financial instruments	6	0
Deferred tax assets	59	53
Total non-current assets	4,498	4,130
Amounts due from related parties	578	193
Current tax receivable	25	16
Total current assets	603	209
Total assets	5,101	4,339
LIABILITIES
Loans and other borrowings	(475)	(381)
Amounts due to related parties	(3)	(1)
Tax payable	(4)	0
Total current liabilities	(482)	(382)
Loans and other borrowings	(1,133)	(1,469)
Tax payable	0	(2)
Derivative financial instruments	0	(14)
Total non-current liabilities	(1,133)	(1,485)
Total liabilities	(1,615)	(1,867)
Net liabilities	3,486	2,472
EQUITY
Called up share capital	44	43
Share premium account	101	94
Currency translation reserve	(85)	(250)
Other reserves	812	759
Retained earnings	2,614	1,826
Total equity	$ 3,486	$ 2,472